Balance Sheet Components (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Balance Sheet Components
Schedule of Inventory

	March 31,	December 31,
	2024	2023
Raw materials	$414	$448
Work-in-process	498	601
Finished goods	872	437
Total inventory	$1,784	$1,486

(in thousands)	2023	2022
Raw materials	$448	$182
Work-in-process	601	891
Finished goods	437	2,407
	$1,486	$3,480

Schedule of Prepaid expenses and other assets

	March 31,	December 31,
	2024	2023
Prepaid expenses	$3,345	$433
Prepaid inventory	1,429	279
Lease deposit	413	434
Other receivables and current assets	279	117
IPO expenses	—	1,643
Prepaid expenses and other current assets	$5,466	$2,906

(in thousands)	2023	2022
IPO expenses	$1,643	$—
Intellectual property rights	761	861
Lease deposit	554	555
Prepaid expenses	433	799
Prepaid inventory	279	1,310
Other receivables	105	102
Costs incurred to fulfill a contract	12	39
	3,787	3,666
Less: Non-current assets	(881)	(993)
Prepaid expenses and other current assets	$2,906	$2,673

Schedule of Property and equipment, net

(in thousands)	2023	2022
Production equipment	$14,887	$14,800
IT equipment	1,127	1,212
Furniture and fixtures	784	799
Leasehold improvements	293	388
Fixed assets in process	—	39
Total property and equipment	17,091	17,238
Less: accumulated depreciation and amortization	(16,319)	(16,127)
	$772	$1,111

Schedule of components of lease expense and other information related to leases

(in thousands)	2023	2022
Operating lease expense	$772	$733
Finance lease expense
Amortization of right of use assets	14	18
Interest on lease liabilities	1	2
Total finance lease expense	15	20
	$787	$753

(in thousands)	2023	2022
Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities
Cash used in operations for operating leases	$766	$770
Cash used in operations for finance leases	1	2
Payments made on finance leases	17	24
ROU assets obtained in exchange for lease obligations:
Operating leases	1,476	826
Weighted average remaining lease term:
Operating leases	2.25 years	3.57 years
Finance leases	—	0.90 years
Weighted average discount rate:
Operating leases	4.66%	4.00%
Finance leases	—	9.70%

Schedule of Maturities of lease liabilities under noncancellable leases

Operating
(in thousands)	leases
2024	$743
2025	712
2026	169
Total undiscounted lease payments	1,624
Less: imputed interest	(94)
Total lease liabilities	$1,530

Schedule of Intangibles, net

(in thousands)	2023	2022
Intellectual properties	$1,118	$943
Intangible assets in process	—	180
Total acquired intangibles	1,118	1,123
Less: accumulated amortization	(873)	(451)
	$245	$672

Schedule of Accrued and other current liabilities

	March 31,	December 31,
	2024	2023
Payroll and related expenses	$9,830	$9,880
Accrued payables	7,853	6,319
Other taxes payable	3,399	158
Current portion of interest payable	3,395	6,915
Professional fees	444	499
Royalty and license fee	60	58
Product warranty	64	55
Other	107	72
Accrued and other current liabilities	$25,152	$23,956

(in thousands)	2023	2022
Payroll and related expenses	$10,038	$6,635
Accrued payables	6,319	2,233
Royalty and license fee	58	37
Professional fees	499	479
Current portion of interest payable	6,915	2,944
Product warranty	55	64
Other	72	104
	$23,956	$12,496

Schedule of Other liabilities

(in thousands)	2023	2022
Severance payments liability	$92	$76
Interest payable	16	—
	$108	$76